Fair Value Measurements - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of asset transferred into level 3	$ 0
Amount of asset transferred out of level 3	0
Embedded Derivative Financial Instruments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded Derivative	$ 0